Unrecognized contractual commitments (excluding Orange Bank) - Operating activities commitments - Tabular disclosure (Details) € in Millions	Dec. 31, 2017 EUR (€)
Disclosure of unrecognized contractual commitments [line items]
Commitments related to operating activities	€ 17,358
Operating leases	6,047
Investment commitments	794
Public-private service concession commitments	2,101
Guarantees granted to third parties in the ordinary course of business	1,171
Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Commitments related to operating activities	4,953
Operating leases	952
Investment commitments	566
Public-private service concession commitments	193
Guarantees granted to third parties in the ordinary course of business	271
Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Commitments related to operating activities	7,763
Operating leases	2,521
Investment commitments	169
Public-private service concession commitments	1,026
Guarantees granted to third parties in the ordinary course of business	476
Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Commitments related to operating activities	4,642
Operating leases	2,574
Investment commitments	59
Public-private service concession commitments	882
Guarantees granted to third parties in the ordinary course of business	424
Purchase commitment, handsets [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	2,889
Purchase commitment, handsets [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,526
Purchase commitment, handsets [member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,363
Purchase commitment, transmission capacity [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	911
Purchase commitment, transmission capacity [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	284
Purchase commitment, transmission capacity [member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	441
Purchase commitment, transmission capacity [member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	186
Purchase commitment, other goods and services [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	3,445
Purchase commitment, other goods and services [member] | Not later than one year [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,161
Purchase commitment, other goods and services [member] | Later than one year and not later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	1,767
Purchase commitment, other goods and services [member] | Later than five years [member]
Disclosure of unrecognized contractual commitments [line items]
Purchase commitments	€ 517